UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number: 028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
          Chief Compliance Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

      /s/ Brian G. Carney            Tulsa, OK                 05-08-2008
     ---------------------          -------------              ----------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          189

Form 13F Information Table Value Total:  $   146,021
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]


Bridgecreek Consolidated Positions as of 3-31-2008

                                            Title of                                             Investment        Other    Voting
Name of Issuer                               Class       CUSIP        Value       Shares         Discretion       Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS COM                             COMMON     002824100        5,515         100     Full Discretion/Sole   N/A         100
ACCENTURE LTD COM                           COMMON     G1150G111      760,375      21,620     Full Discretion/Sole   N/A      21,620
AFFILIATED MANAGERS GROUP CM                COMMON     008252108    1,524,251      16,798     Full Discretion/Sole   N/A      16,798
AK STL HLDG CORP COM                        COMMON     001547108       54,420       1,000     Full Discretion/Sole   N/A       1,000
ALASKA COMM SYSTEMS GROUP COM               COMMON     01167P101    1,738,925     142,069     Full Discretion/Sole   N/A     142,069
ALTRIA GROUP INC COM                        COMMON     02209S103      596,470      26,868     Full Discretion/Sole   N/A      26,868
ALUMINUM CORP CHINA LTD ADR                 COMMON     022276109    1,326,508      32,810     Full Discretion/Sole   N/A      32,810
AMERICA MOVIL S.A.B. DE C.V ADR SERIES L    COMMON     02364W105    1,302,779      20,455     Full Discretion/Sole   N/A      20,455
AMERICAN CAPITAL STRATEGIES CM              COMMON     024937104    2,903,907      85,009     Full Discretion/Sole   N/A      85,009
AMGEN INC COM                               COMMON     031162100       66,848       1,600     Full Discretion/Sole   N/A       1,600
ANADARKO PETE CORP COM                      COMMON     032511107       81,939       1,300     Full Discretion/Sole   N/A       1,300
APACHE CORP COM                             COMMON     037411105      340,712       2,820     Full Discretion/Sole   N/A       2,820
APPLE INC COM                               COMMON     037833100    2,596,058      18,091     Full Discretion/Sole   N/A      18,091
ARCHER DANIELS MIDLAND CO COM               COMMON     039483102        8,232         200     Full Discretion/Sole   N/A         200
AT&T INC COM                                COMMON     00206R102      270,781       7,070     Full Discretion/Sole   N/A       7,070
BAKER HUGHES INC CM                         COMMON     057224107       17,125         250     Full Discretion/Sole   N/A         250
BANCFIRST CORP COM                          COMMON     05945F103      389,130       8,500     Full Discretion/Sole   N/A       8,500
BANCO SANTANDER SA COM                      COMMON     05964H105       18,943         950     Full Discretion/Sole   N/A         950
BARRICK GOLD CORP COM                       COMMON     067901108        2,172          50     Full Discretion/Sole   N/A          50
BERKSHIRE HATHAWAY INC DEL CL B             COMMON     084670207      125,241          28     Full Discretion/Sole   N/A          28
BERKSHIRE HATHAWAY INC DEL CONV CL A COM    COMMON     084670108      133,400           1     Full Discretion/Sole   N/A           1
BHP BILLITON LIMITED ADR                    COMMON     088606108       14,816         225     Full Discretion/Sole   N/A         225
BLACK DIAMOND MULTI MANAGER NSA             COMMON     092994102       17,275      17,275     Full Discretion/Sole   N/A      17,275
BOEING CO COM                               COMMON     097023105       48,340         650     Full Discretion/Sole   N/A         650
BOK FINL CORP CM                            COMMON     05561Q201      194,452       3,723     Full Discretion/Sole   N/A       3,723
BP PLC SPONS ADR                            COMMON     055622104       24,866         410     Full Discretion/Sole   N/A         410
BROOKFIELD ASSET MGMT INC COM               COMMON     112585104       30,184       1,125     Full Discretion/Sole   N/A       1,125
BROOKFIELD INFR PART LP COM                 COMMON     G16252101          763          45     Full Discretion/Sole   N/A          45
BURLINGTON NORTHERN SANTA FE COM            COMMON     12189T104       27,666         300     Full Discretion/Sole   N/A         300
CADBURY SCHWEPPES PLC ADR 10 ORD            COMMON     127209302        7,738         175     Full Discretion/Sole   N/A         175
CANADIAN NATL RAILWAY COMPANY COM           COMMON     136375102        9,664         200     Full Discretion/Sole   N/A         200
CANADIAN NATURAL RESOURCES LTD COM          COMMON     136385101       10,239         150     Full Discretion/Sole   N/A         150
CANADIAN OIL SANDS TRUST CLOSED END TRUST   COMMON     13642L100    2,809,006      67,030     Full Discretion/Sole   N/A      67,030
CATERPILLAR INC COM                         COMMON     149123101       17,615         225     Full Discretion/Sole   N/A         225
CERNER CORP COM                             COMMON     156782104    1,351,400      36,250     Full Discretion/Sole   N/A      36,250
CHART INDS INC COM                          COMMON     16115Q308    3,772,314     111,475     Full Discretion/Sole   N/A     111,475
CHESAPEAKE ENERGY CORP COM                  COMMON     165167107       92,300       2,000     Full Discretion/Sole   N/A       2,000
CHEVRON CORP COM                            COMMON     166764100      264,360       3,097     Full Discretion/Sole   N/A       3,097
CHICAGO BRIDGE & IRON CO COM                COMMON     167250109    1,211,339      30,870     Full Discretion/Sole   N/A      30,870
CHIPOTLE MEXICAN GRILL COM CL A             COMMON     169656105        4,537          40     Full Discretion/Sole   N/A          40
CISCO SYSTEMS INC COM                       COMMON     17275R102    1,479,367      61,410     Full Discretion/Sole   N/A      61,410
COACH INC COM                               COMMON     189754104        9,045         300     Full Discretion/Sole   N/A         300
COLGATE PALMOLIVE CO COM                    COMMON     194162103      857,400      11,005     Full Discretion/Sole   N/A      11,005
COMPANHIA VALE DO ADR                       COMMON     204412209       13,856         400     Full Discretion/Sole   N/A         400
COMPLETE PROD SERV INC COM                  COMMON     20453E109        7,455         325     Full Discretion/Sole   N/A         325
CONOCOPHILLIPS CORP COM                     COMMON     20825C104      118,583       1,556     Full Discretion/Sole   N/A       1,556
CONTINENTAL RESOURCES INC COM               COMMON     212015101        3,189         100     Full Discretion/Sole   N/A         100
COOPER INDUSTRIES INC CL A                  COMMON     G24182100        4,015         100     Full Discretion/Sole   N/A         100
COSTCO WHOLESALE CORPORATION COM            COMMON     22160K105      248,185       3,820     Full Discretion/Sole   N/A       3,820
CVS CAREMARK CORPORATION COM                COMMON     126650100    1,240,578      30,624     Full Discretion/Sole   N/A      30,624
DANAHER CORP DEL COM                        COMMON     235851102    1,671,367      21,983     Full Discretion/Sole   N/A      21,983
DAVITA INC COM                              COMMON     23918K108      170,312       3,566     Full Discretion/Sole   N/A       3,566
DEERE + CO COM                              COMMON     244199105      700,632       8,710     Full Discretion/Sole   N/A       8,710
DELTA AIR LINES INC COM                     COMMON     247361702        4,911         571     Full Discretion/Sole   N/A         571
DENBURY RESOURCES INC. CM                   COMMON     247916208       49,391       1,730     Full Discretion/Sole   N/A       1,730
DEVON ENERGY CORPORATION COMMON             COMMON     25179M103    1,045,491      10,021     Full Discretion/Sole   N/A      10,021
DIAGEO PLC-SPONS ADR NEW                    COMMON     25243Q205      928,268      11,415     Full Discretion/Sole   N/A      11,415
DOLLAR THRIFTY AUTOMOTIVE GP COM            COMMON     256743105       71,937       5,274     Full Discretion/Sole   N/A       5,274
DUKE ENERGY HOLDINGS CORP COM               COMMON     26441C105    1,624,707      91,020     Full Discretion/Sole   N/A      91,020
E M C CORP MASS COM                         COMMON     268648102      368,896      25,725     Full Discretion/Sole   N/A      25,725
EAGLE BULK SHIPPING INC COM                 COMMON     Y2187A101    1,846,734      71,690     Full Discretion/Sole   N/A      71,690
EASTMAN CHEMICAL CO COM                     COMMON     277432100      465,565       7,455     Full Discretion/Sole   N/A       7,455
EMERSON ELEC CO COM                         COMMON     291011104    1,807,481      35,124     Full Discretion/Sole   N/A      35,124
EMPIRE DIST ELEC CO COM                     COMMON     291641108    1,278,322      63,127     Full Discretion/Sole   N/A      63,127
ENCANA CORPORATION COM                      COMMON     292505104       13,256         175     Full Discretion/Sole   N/A         175
ENDOWMENTS MASTER FUND LP COM NSA           COMMON     292645991    6,393,536   6,393,536     Full Discretion/Sole   N/A   6,393,536
ENERGY TRANSFER PARTNERS LP COM             COMMON     29273R109      297,768       6,520     Full Discretion/Sole   N/A       6,520
EXXON MOBIL CORPORATION COM                 COMMON     30231G102    2,085,574      24,658     Full Discretion/Sole   N/A      24,658
FORDING CANADIAN COAL TRUST                 COMMON     345425102       26,883         515     Full Discretion/Sole   N/A         515
FPL GROUP INC COM                           COMMON     302571104       31,370         500     Full Discretion/Sole   N/A         500
FREEPORT MCMORAN COPPER & GOLD CL B         COMMON     35671D857      531,615       5,525     Full Discretion/Sole   N/A       5,525
FRONTLINE LTD COM                           COMMON     G3682E127      802,359      17,435     Full Discretion/Sole   N/A      17,435
GENERAL ELECTRIC CO COM                     COMMON     369604103        8,697         235     Full Discretion/Sole   N/A         235
GOLDMAN SACHS GROUP INC COM                 COMMON     38141G104    2,419,160      14,627     Full Discretion/Sole   N/A      14,627
GOOGLE INC CL A                             COMMON     38259P508        7,488          17     Full Discretion/Sole   N/A          17
HALLIBURTON CO COM                          COMMON     406216101       78,660       2,000     Full Discretion/Sole   N/A       2,000
HEALTH CARE REIT INC COM                    COMMON     42217K106    1,533,292      33,975     Full Discretion/Sole   N/A      33,975
HELMERICH & PAYNE INC COM                   COMMON     423452101    1,733,253      36,980     Full Discretion/Sole   N/A      36,980
HEWLETT PACKARD CO COM                      COMMON     428236103    1,421,533      31,133     Full Discretion/Sole   N/A      31,133
HOME DEPOT INC COM                          COMMON     437076102       13,985         500     Full Discretion/Sole   N/A         500
HONEYWELL INTERNATIONAL INC COM             COMMON     438516106      517,653       9,175     Full Discretion/Sole   N/A       9,175
HOUSTON ENERGY PARTNERS LP NSA              COMMON     441998101    1,256,463   1,256,463     Full Discretion/Sole   N/A   1,256,463
IDEXX LABORATORIES INC COM                  COMMON     45168D104    1,663,116      33,762     Full Discretion/Sole   N/A      33,762
ILLINOIS TOOL WORKS INC COM                 COMMON     452308109       12,057         250     Full Discretion/Sole   N/A         250
INTERCONTINENTAL EXCHANGE COM               COMMON     45865V100    1,315,440      10,080     Full Discretion/Sole   N/A      10,080
INTL BUSINESS MACHINES COM                  COMMON     459200101       63,327         550     Full Discretion/Sole   N/A         550
INTUITIVE SURGICAL INC COM                  COMMON     46120E602      491,390       1,515     Full Discretion/Sole   N/A       1,515
JOHNSON CTLS INC COM                        COMMON     478366107    1,253,135      37,075     Full Discretion/Sole   N/A      37,075
JP MORGAN CHASE & CO COM                    COMMON     46625H100      258,988       6,030     Full Discretion/Sole   N/A       6,030
KRAFT FOODS INC CL A                        COMMON     50075N104        5,055         163     Full Discretion/Sole   N/A         163
LEHMAN BROS HLDGS INC COM                   COMMON     524908100       17,879         475     Full Discretion/Sole   N/A         475
LOCKHEED MARTIN COM                         COMMON     539830109      697,582       7,025     Full Discretion/Sole   N/A       7,025
MAGELLAN MIDSTREAM PARTNERS COM             COMMON     559080106    1,656,855      40,910     Full Discretion/Sole   N/A      40,910
MEDCO HEALTH SOLUTIONS INC COM              COMMON     58405U102        5,255         120     Full Discretion/Sole   N/A         120
MESABI TR ROYALTY SH BEN INT                COMMON     590672101    1,581,645      62,245     Full Discretion/Sole   N/A      62,245
MICROSOFT CORP COM                          COMMON     594918104       59,598       2,100     Full Discretion/Sole   N/A       2,100
MIRANT CORP ESCROW - DO NOT SELL            COMMON     604675991            -       1,000     Full Discretion/Sole   N/A       1,000
MONSANTO CO COM                             COMMON     61166W101      358,472       3,215     Full Discretion/Sole   N/A       3,215
MORGAN STANLEY COM                          COMMON     617446448        7,997         175     Full Discretion/Sole   N/A         175
NEW GULF ENERGY LLC NSA                     COMMON     644995102    2,020,678   2,020,678     Full Discretion/Sole   N/A   2,020,678
NIKE INC CL B                               COMMON     654106103    1,412,360      20,770     Full Discretion/Sole   N/A      20,770
NOKIA CORP ADR                              COMMON     654902204    1,065,637      33,479     Full Discretion/Sole   N/A      33,479
NORDIC AMER TANKER SHIPPING ORD             COMMON     G65773106    1,317,960      47,070     Full Discretion/Sole   N/A      47,070
NUCOR CORP COM                              COMMON     670346105       15,241         225     Full Discretion/Sole   N/A         225
OCCIDENTAL PETROLEUM CORP COM               COMMON     674599105      100,023       1,367     Full Discretion/Sole   N/A       1,367
OGE ENERGY CORP COM                         COMMON     670837103       40,053       1,285     Full Discretion/Sole   N/A       1,285
ONEOK INC CM (NEW)                          COMMON     682680103    1,414,102      31,685     Full Discretion/Sole   N/A      31,685
ORACLE CORP COM                             COMMON     68389X105    2,076,333     106,152     Full Discretion/Sole   N/A     106,152
PACKAGING CORP OF AMERICA COM               COMMON     695156109    1,102,879      49,390     Full Discretion/Sole   N/A      49,390
PATRIOT COAL CORPORATION COM                COMMON     70336T104          470          10     Full Discretion/Sole   N/A          10
PEABODY ENERGY CORP COM                     COMMON     704549104        5,100         100     Full Discretion/Sole   N/A         100
PENN WEST ENERGY TRUST-UNITS COM            COMMON     707885109      246,224       8,800     Full Discretion/Sole   N/A       8,800
PEPSICO INC CM                              COMMON     713448108      849,650      11,768     Full Discretion/Sole   N/A      11,768
PETROCHINA CO LTD COM                       COMMON     71646E100    1,103,981       8,810     Full Discretion/Sole   N/A       8,810
PETROLEO BRASILEIRO SA COM                  COMMON     71654V408       20,422         200     Full Discretion/Sole   N/A         200
PFIZER INC COM                              COMMON     717081103       47,092       2,250     Full Discretion/Sole   N/A       2,250
PHILIP MORRIS INTL COM                      COMMON     718172109    1,358,983      26,868     Full Discretion/Sole   N/A      26,868
PLUM CREEK TIMBER CO INC COM                COMMON     729251108      431,420      10,600     Full Discretion/Sole   N/A      10,600
PROCTER GAMBLE CO COM                       COMMON     742718109      547,807       7,818     Full Discretion/Sole   N/A       7,818
REGAL ENTERTAINMENT GROUP COM               COMMON     758766109      829,566      43,005     Full Discretion/Sole   N/A      43,005
RELIANT ENERGY INC COM                      COMMON     75952B105       25,708       1,087     Full Discretion/Sole   N/A       1,087
RESEARCH IN MOTION COMMON- CANADIAN         COMMON     760975102    2,443,808      21,775     Full Discretion/Sole   N/A      21,775
REYNOLDS AMERICAN INC COM                   COMMON     761713106    1,430,592      24,235     Full Discretion/Sole   N/A      24,235
SAN JUAN BASIN ROYALTIES COM                COMMON     798241105    1,342,514      36,060     Full Discretion/Sole   N/A      36,060
SANDRIDGE ENERGY INC COM                    COMMON     80007P307       25,447         650     Full Discretion/Sole   N/A         650
SCHLUMBERGER LTD COM                        COMMON     806857108       28,710         330     Full Discretion/Sole   N/A         330
SEABOARD CORP DEL                           COMMON     811543107       75,120          48     Full Discretion/Sole   N/A          48
SEAGATE TECHNOLOGY ESCROW                   COMMON     811804988            -         350     Full Discretion/Sole   N/A         350
SEMGROUP ENERGY PARTNERS COM                COMMON     81662W108      246,187       9,750     Full Discretion/Sole   N/A       9,750
SENIOR HOUSING PROP TRUST REITS             COMMON     81721M109    1,487,886      62,780     Full Discretion/Sole   N/A      62,780
SHIP FINANCE INTERNATIONAL COM              COMMON     G81075106    2,349,406      89,399     Full Discretion/Sole   N/A      89,399
SINGAPORE AIRLINES LTD ORD                  COMMON     Y7992P128      206,259      18,666     Full Discretion/Sole   N/A      18,666
SONIC CORP COM                              COMMON     835451105        6,612         300     Full Discretion/Sole   N/A         300
SOUTHERN CO COM                             COMMON     842587107    1,823,766      51,215     Full Discretion/Sole   N/A      51,215
STRYKER CORP COM                            COMMON     863667101    1,460,372      22,450     Full Discretion/Sole   N/A      22,450
SUNCOR INC COM                              COMMON     867229106    1,527,244      15,851     Full Discretion/Sole   N/A      15,851
TARGET CORP COM                             COMMON     87612E106    2,506,379      49,455     Full Discretion/Sole   N/A      49,455
TEXAS INSTRUMENTS INC COM                   COMMON     882508104        1,696          60     Full Discretion/Sole   N/A          60
THE ENDOWMENT REGISTERED FUND LP            COMMON     29299H101    1,500,000   1,500,000     Full Discretion/Sole   N/A   1,500,000
TORONTO DOMINION BK ONT COM NEW             COMMON     891160509       49,080         800     Full Discretion/Sole   N/A         800
TOTAL S A SPONSORED ADR                     COMMON     89151E109       16,652         225     Full Discretion/Sole   N/A         225
TRANSOCEAN ORD                              COMMON     G90073100       77,334         572     Full Discretion/Sole   N/A         572
TXCO RESOURCES INC COM                      COMMON     87311M102        6,190         500     Full Discretion/Sole   N/A         500
UDR INC COM                                 COMMON     902653104        7,356         300     Full Discretion/Sole   N/A         300
UNILEVER N V NY SHARES                      COMMON     904784709    1,436,696      42,594     Full Discretion/Sole   N/A      42,594
UNIT CORP COM                               COMMON     909218109    1,335,240      23,570     Full Discretion/Sole   N/A      23,570
UNITED TECH CORP COM                        COMMON     913017109    2,121,308      30,824     Full Discretion/Sole   N/A      30,824
VALERO ENERGY NEW COM                       COMMON     91913Y100    1,774,001      36,123     Full Discretion/Sole   N/A      36,123
WALGREEN CO COM                             COMMON     931422109        7,732         203     Full Discretion/Sole   N/A         203
WAL-MART STORES COM                         COMMON     931142103      316,080       6,000     Full Discretion/Sole   N/A       6,000
WALT DISNEY CO COM                          COMMON     254687106       18,828         600     Full Discretion/Sole   N/A         600
WESTPORT INNOVATIONS INC COM                COMMON     960908101      158,199      51,365     Full Discretion/Sole   N/A      51,365
WEYERHAEUSER CO COM                         COMMON     962166104        7,089         109     Full Discretion/Sole   N/A         109
WILLIAMS COS INC COM                        COMMON     969457100    1,024,689      31,070     Full Discretion/Sole   N/A      31,070
WILLIAMS PARTNERS LTD COM                   COMMON     96950F104        2,362          75     Full Discretion/Sole   N/A          75
WORLDGATE COMMUNICATIONS INC COM            COMMON     98156L307            6          90     Full Discretion/Sole   N/A          90
ZIMMER HOLDINGS INC COM                     COMMON     98956P102       27,251         350     Full Discretion/Sole   N/A         350
AMEX SPDR INDEX ENERGY SELECT INDEX           ETF      81369Y506       10,739         145     Full Discretion/Sole   N/A         145
DIAMONDS TRUST SERIES I COM                   ETF      252787106      985,320       8,050     Full Discretion/Sole   N/A       8,050
ISHARES COMEX GOLD TRUST COM                  ETF      464285105       20,401         225     Full Discretion/Sole   N/A         225
ISHARES DJ US REAL ESTATE                     ETF      464287739    5,271,798      80,980     Full Discretion/Sole   N/A      80,980
ISHARES MIDCAP 400 IDX FD                     ETF      464287507      689,398       8,868     Full Discretion/Sole   N/A       8,868
ISHARES RUSSELL 2000 IDX FUND                 ETF      464287655       43,706         640     Full Discretion/Sole   N/A         640
ISHARES RUSSELL 2000 VAL IND FUND             ETF      464287630       21,638         330     Full Discretion/Sole   N/A         330
ISHARES RUSSELL MIDCAP GROWTH FUND            ETF      464287481       60,780         600     Full Discretion/Sole   N/A         600
ISHARES S&P 500 INDEX                         ETF      464287200      166,610       1,260     Full Discretion/Sole   N/A       1,260
ISHARES S&P 500 VALUE INDEX FUND              ETF      464287408       34,620         500     Full Discretion/Sole   N/A         500
ISHARES S&P MDCP 400 VALUE FD                 ETF      464287705      101,877       1,395     Full Discretion/Sole   N/A       1,395
ISHARES S&P MIDCAP 400 GROWTH INDEX FD        ETF      464287606        8,966         110     Full Discretion/Sole   N/A         110
ISHARES S&P NORTH AMERI NATUR INDEX FD        ETF      464287374       74,078         580     Full Discretion/Sole   N/A         580
ISHARES S&P SMALL CAP 600 INDEX FUND          ETF      464287804       26,968         450     Full Discretion/Sole   N/A         450
ISHARES S&P SMALLCAP 600 VALUE INDEX F        ETF      464287879       29,055         444     Full Discretion/Sole   N/A         444
ISHARES SELECT DIVIDEND INDEX FUND            ETF      464287168    2,421,859      41,850     Full Discretion/Sole   N/A      41,850
SPDR TR UNIT SER 1                            ETF      78462F103      297,460       2,254     Full Discretion/Sole   N/A       2,254
VANGUARD INDEX TRUST REIT VIPERS MSCI         ETF      922908553       15,597         250     Full Discretion/Sole   N/A         250
POWERSHARES QQQ                               ETF      73935A104        4,372         100     Full Discretion/Sole   N/A         100
ISHARES MSCI EAFE INDEX FUND                  ETF      464287465   10,982,294     152,744     Full Discretion/Sole   N/A     152,744
ISHARES S&P LATIN AMERICAN 40 INDEX FD        ETF      464287390      241,642         957     Full Discretion/Sole   N/A         957
ISHARES MSCI EMERGING MKTS                    ETF      464287234    6,535,840      48,637     Full Discretion/Sole   N/A      48,637
ISHARES IBOXX & INVTOP INVES FD               ETF      464287242      155,486       1,478     Full Discretion/Sole   N/A       1,478
ISHARES LEHMAN 1-3 YR TRS BD                  ETF      464287457        7,160          85     Full Discretion/Sole   N/A          85
ISHARES LEHMAN AGG BOND FUND                  ETF      464287226    1,960,675      19,095     Full Discretion/Sole   N/A      19,095
NUVEEN MUNI HIGH INCOME OPP CLOSEDEND        BONDS     670682103    2,134,777     139,802     Full Discretion/Sole   N/A     139,802
ALLIANCE RESOURCE PARTNERS COM LP             LP       01877R108      267,750       7,650     Full Discretion/Sole   N/A       7,650
AMERIGAS PARTNERS-LP COM                      LP       030975106       75,073       2,490     Full Discretion/Sole   N/A       2,490
BUCKEYE PARTNERS L P UNIT LTD PARTN INITS     LP       118230101    1,030,796      22,360     Full Discretion/Sole   N/A      22,360
ENTERPRISE PRODUCTS PARTNERS LP               LP       293792107      258,390       8,700     Full Discretion/Sole   N/A       8,700
ISHARES GSCI COMMODITY INDEXED TRUST          LP       46428R107        9,258         160     Full Discretion/Sole   N/A         160
KINDER MORGAN ENERGY PARTNERS CM LP           LP       494550106      387,971       7,094     Full Discretion/Sole   N/A       7,094